ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCRUED EXPENSES AND OTHER PAYABLES
Refund liability	¥ 24,266,893		¥ 23,923,454
Accrued payroll and welfare	16,707,104		19,185,023
Accrued professional services expenses	2,014,707		3,237,079
Other current liabilities	13,505,087		10,027,404
Total accrued expenses and other payables	¥ 56,493,791	$ 8,078,505	¥ 56,372,960